Business Combinations - Textual (Details 2) - BRL (R$) R$ in Thousands	Nov. 20, 2020	Feb. 13, 2020	Jan. 07, 2020
A & R Comercio e Servicos de Informatica Ltda. [Member]
Business Combinations
Business Combination, Purchase Price, Amount			R$ 26,000
Business Combination, Increase (decrease) in purchase price due to achievements during life of earn-out period			1,706
Cash transferred			R$ 156,000
Mind Makers Editora Educacional
Business Combinations
Business Combination, Purchase Price, Amount		R$ 18,200
Business Combination, Increase (decrease) in purchase price due to achievements during life of earn-out period		5,421
Cash transferred		R$ 10,000
Meritt Informacao Educacional Ltda (“Meritt”)
Business Combinations
Business Combination, Purchase Price, Amount	R$ 3,500
Business Combination, Increase (decrease) in purchase price due to achievements during life of earn-out period	4,030
Cash transferred	3,200
Business Combination, Remaining consideration to be transferred, acquisition-date fair value	R$ 300